Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	333-268335
Entity Registrant Name	CHILEAN COBALT CORP.
Entity Central Index Key	0001727255
Entity Tax Identification Number	82-3590294
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1199 Lancaster Ave
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	(484)
Local Phone Number	580-8697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false